1. NATURE OF OPERATIONS AND CONTINUANCE OF OPERATIONS: Disclosure of going concern (Policies)	12 Months Ended
Dec. 31, 2022
Policies
Disclosure of going concern

These consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which assumes that the Company will be able to meet its commitments, continue operations and realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. There are material uncertainties that cast significant doubt about the appropriateness of the going concern assumption.